Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of financial instruments

	Financial assets at FVPL	Financial assets at amortized cost	Total
	RMB’000	RMB’000	RMB’000
Financial assets

As at December 31, 2019

Trade receivables	—	83,757	83,757
Other receivables	—	4,273	4,273
Amounts due from related parties	—	1,064	1,064
Financial assets at fair value through profit or loss	122,224	—	122,224
Cash and cash equivalents	—	139,954	139,954

	122,224	229,048	351,272

As at December 31, 2020

Trade receivables	—	164,592	164,592
Other receivables	—	11,968	11,968
Amounts due from related parties	—	214	214
Financial assets at fair value through profit or loss	159,903	—	159,903
Derivative financial instruments	196	—	196
Cash and cash equivalents	—	1,375,766	1,375,766

	160,099	1,552,540	1,712,639

Financial liabilities

As at December 31, 2019

Financial instruments with preferred rights	2,106,334	—	2,106,334
Borrowings	—	23,157	23,157
Lease liabilities	—	44,487	44,487
Trade payables	—	49,955	49,955
Other payables	—	79,923	79,923
Amounts due to a related party	—	34	34

	2,106,334	197,556	2,303,890

As at December 31, 2020

Borrowings	—	64,076	64,076
Lease liabilities	—	59,601	59,601
Trade payables	—	34,071	34,071
Other payables	—	56,206	56,206
Amounts due to a related party	—	24	24

	—	213,978	213,978